Commitments and contingencies - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement of Commitments and Contingencies [Abstract]
Purchase commitments for chargers and charging infrastructure	€ 23,532	€ 2,452